CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Share capital	Retained earnings and other reserves	Cash flow hedge reserve	Currency translation differences	Remeasurement of defined benefit plans	Equity attributable to owners of the parent	Non-controlling interests
Equity at beginning of period at Dec. 31, 2020	€ 1,789,204	€ 2,573	€ 1,739,380	€ 24,164	€ 28,774	€ (9,705)	€ 1,785,186	€ 4,018
Changes in equity [abstract]
Net profit	833,136		830,767				830,767	2,369
Total other comprehensive (loss)/income, net of tax	(32,294)			(46,170)	13,744	(353)	(32,779)	485
Total comprehensive income	800,842	0	830,767	(46,170)	13,744	(353)	797,988	2,854
Dividends to owners of the parent	(160,272)		(160,272)				(160,272)
Dividends to non-controlling interests	(1,354)							(1,354)
Share repurchases	(230,899)		(230,899)				(230,899)
Share-based compensation	13,895		13,895				13,895
Other movements	0		(418)			418
Equity at end of period at Dec. 31, 2021	2,211,416	2,573	2,192,453	(22,006)	42,518	(9,640)	2,205,898	5,518
Changes in equity [abstract]
Net profit	939,294		932,614				932,614	6,680
Total other comprehensive (loss)/income, net of tax	79,299			68,272	10,100	1,229	79,601	(302)
Total comprehensive income	1,018,593	0	932,614	68,272	10,100	1,229	1,012,215	6,378
Dividends to owners of the parent	(249,522)		(249,522)				(249,522)
Dividends to non-controlling interests	(2,266)							(2,266)
Share repurchases	(396,522)		(396,522)				(396,522)
Share-based compensation	20,860		20,860				20,860
Other movements	(72)		(112)	(33)		73	(72)
Equity at end of period at Dec. 31, 2022	2,602,487	2,573	2,499,771	46,233	52,618	(8,338)	2,592,857	9,630
Changes in equity [abstract]
Net profit	1,257,457		1,252,048				1,252,048	5,409
Total other comprehensive (loss)/income, net of tax	(26,035)			(19,881)	(5,908)	169	(25,620)	(415)
Total comprehensive income	1,231,422	0	1,252,048	(19,881)	(5,908)	169	1,226,428	4,994
Dividends to owners of the parent	(328,631)		(328,631)				(328,631)
Dividends to non-controlling interests	(4,890)							(4,890)
Share repurchases	(460,629)		(460,629)				(460,629)
Share-based compensation	30,863		30,863				30,863
Equity at end of period at Dec. 31, 2023	€ 3,070,622	€ 2,573	€ 2,993,422	€ 26,352	€ 46,710	€ (8,169)	€ 3,060,888	€ 9,734